INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2019	2020

Customer relationships	8	547,322	952,100
Licenses		6,000	15,782
		553,322	967,882
Less: accumulated amortization		(158,694)	(182,560)
Intangible assets, net		394,628	785,322

The Company’s customer relationships were acquired in business combinations (Note 8). Amortization of intangible assets was RMB52,974, RMB58,312 and RMB68,688 for the years ended December 31, 2018, 2019 and 2020, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2021	114,844
2022	114,844
2023	113,302
2024	106,443
2025	92,131
Thereafter	243,758
Total	785,322